Trade and Other Receivables and Long-Term Receivables - Summary of Long-Term Receivables (Parenthetical) (Detail) - CAD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Statements [Line Items]
Allowance account for expected credit losses of financial assets, Current	$ 97,407	$ 95,064	$ 131,364
Allowance account for expected credit losses of financial assets, Noncurrent	$ 61,619	$ 61,619	$ 0